Document and Entity Information	May 21, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 21, 2020
Entity Registrant Name	EPLUS INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34167
Entity Tax Identification Number	54-1817218
Entity Address, Address Line One	13595 Dulles Technology Drive
Entity Address, City or Town	Herndon
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20171-3413
City Area Code	703
Local Phone Number	984-8400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001022408
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	PLUS
Security Exchange Name	NASDAQ